INTANGIBLE ASSETS (Details 1) - USD ($)	Jun. 30, 2015	Jun. 30, 2014
June 30, 2016	$ 31,910
June 30, 2017	31,910
June 30, 2018	31,910
June 30, 2019	31,910
June 30, 2020	31,910
June 30, 2021	31,910
June 30, 2022	31,910
June 30, 2023	31,910
June 30, 2024	31,909
June 30, 2025	31,909
Finite-Lived Intangible Assets, Net, Total	$ 319,098	$ 489,772